Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Related Party Transactions [Abstract]
Summary of Transactions Between Related Parties
Some of the
Group
’s transactions and arrangements are between members of the Group and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	2020	2021	2022
	RM	RM	RM	USD
Balance with related parties (common shareholders)

Trade r eceivables

V Invesco Sdn Bhd	-	-	1,305,724	296,587

Non-trade receivable s

Hoo Voon Him	3,014,790	-	-	-
V Invesco Sdn Bhd	-	393,810	-	-
VC Acquisition Limited	-	4,220	-	-
VC Acquisition II Limited	-	4,220	-	-
V Capital Kronos Limited	-	5,580	-	-
Imej Jiwa SB	-	18,613	-	-
V Invesco Fund (L) Limited	-	-	-	-
Elmu E Sdn Bhd	-	-	3,000	681
Biosecure Integrators Sdn Bhd	-	-	4,000	909
V Invesco Limited	-	1,234	-	-
Total amount due from related parties	3,014,790	427,677	7,000	1,590

Trade payable s

V Capital Sdn Bhd	-	2,000,000	-	-

Non-trade payable s

Hoo Voon Him	-	2,129,088	966,797	219,602
Noraini	-	-	472,000	107,212
V C onsortium Sdn Bhd	-	-	100,000	22,714
V Invesco Sdn Bhd	-	-	202,574	46,013
V Capital Sdn Bhd	29,967	5,834,990	1,845,275	419,143

Amount due to related parties	29,967	9,964,078	3,586,646	814,684
The following represents the significant related party transactions for the years ended December 31,
202
0,
2021 and 2022.

				For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022
	Relationship	Nature	Description	RM	RM	RM	USD
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of technology consultancy services	-	2,000,000	-	-
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	402,250	2,227,465	-	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(29,967)	(5,834,990)	(1,845,275)	(419,143)
V Invesco Sdn Bhd	Common shareholder	Non-trade nature	Advances paid to V Invesco Sdn Bhd	-	393,810	(202,574)	(46,013)
V Invesco Sdn Bhd	Common shareholder	Trade nature	Sale of services	-	-	1,304,478	296,304
Hoo Voon Him	Director	Non-trade nature	Advance paid to Director which was repaid in 2021.	3,014,790	-	-	-
Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	-	(1,428,088)	(966,797)	(219,602)
Treasure Global Inc	Common Director	Trade nature	Sale of business consultancy fee	-	9,603,213	-	-
Treasure Global Inc	Common Director	Non-trade nature	Investment in shares	-	34,221,879	-	-